Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2015	2014	2013
Derivative liability, opening balance	$284,195	$244,891	$263,143
Warrants issued during the year	32,570	-	-
Change in fair value of options and warrants	(196,428)	39,304	(18,252)
Derivative liability, closing balance	$120,337	$284,195	$244,891